Statements of Changes in Shareholders’ Deficit - ILS (₪)	Preferred Stock	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance (in Shares) at Dec. 31, 2022	10,000,000	2,282,124
Balance at Dec. 31, 2022	₪ 100,000	₪ 22,821	₪ 1,049,703	₪ (3,231,473)	₪ (2,058,949)
Total comprehensive income				197,231	197,231
Balance (in Shares) at Dec. 31, 2023	10,000,000	2,282,124
Balance at Dec. 31, 2023	₪ 100,000	₪ 22,821	1,049,703	(3,034,242)	(1,861,718)
Total comprehensive income				(758,216)	(758,216)
Balance (in Shares) at Dec. 31, 2024	10,000,000	2,282,124
Balance at Dec. 31, 2024	₪ 100,000	₪ 22,821	₪ 1,049,703	₪ (3,792,458)	₪ (2,619,934)